Document And Entity Information	6 Months Ended
Apr. 30, 2023
Document Information Line Items
Entity Registrant Name	JIUZI HOLDINGS INC.
Document Type	6-K
Current Fiscal Year End Date	--10-31
Amendment Flag	false
Entity Central Index Key	0001816172
Document Period End Date	Apr. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity File Number	000-00000